As filed with the Securities and Exchange Commission on September 28, 2001
                                                 Registration No. 33-97598
                                                                  811-9102


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC  20549


                                  FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933             [X]
                         Post-Effective Amendment No. 20        [X]

                                    and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [X]
                                Amendment No. 22                [X]
                        (Check appropriate box or boxes)

                                  iSHARES, INC.
                (Exact name of registrant as specified in charter)


            c/o PFPC Inc.                              19809
         400 Bellevue Parkway                        (Zip Code)
         Wilmington, Delaware
(Address of Principal Executive Offices)


   Registrant's Telephone Number, including Area Code: (302) 791-3239

                                   Nathan Most
                                    President
                                 iShares, Inc.
                                 c/o PFPC Inc.
                             400 Bellevue Parkway
                          Wilmington, Delaware 19809
                    (Name and Address of Agent for Service)

                                   Copies to:
                            Donald R. Crawshaw, Esq.
                              Sullivan & Cromwell
                               125 Broad Street
                            New York, New York 10004

It is proposed that this filing will become effective(check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)
[_]  on (date) pursuant to paragraph (b)
[X]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




[PAGE BREAK]




                          EXPLANATORY COMMENT


This Post-Effective Amendment No. 20 to the Registration
Statement of the registrant incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 19 to the Registration Statement of the registrant filed with the Securities and Exchange Commission on July 16, 2001.

This Post-Effective Amendment No. 20 to the Registration
Statement of the registrant is filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 19 to its Registration Statement.

In the future, the registrant intends to file a further Post-
Effective Amendment to its Registration Statement and to request acceleration of effectiveness, pursuant to paragraph (a)(3) of Rule 485, in respect of that Post-Effective Amendment.




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                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of September, 2001.



                                           iSHARES, INC.

                                           /s/ Nathan Most
                                           Nathan Most, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 28th day of September, 2001.


       Signature                          Title

/s/ Nathan Most                    President and Director
(Nathan Most)

/s/ John B. Carroll                      Director
(John B. Carroll)

/s/ Timothy A. Hultquist                 Director
(Timothy A. Hultquist)

/s/ Lloyd N. Morrisett                   Director
(Lloyd N. Morrisett)

/s/ W. Allen Reed                        Director
(W. Allen Reed)

/s/ Stephen M. Wynne           Treasurer (principal financial
(Stephen M. Wynne)                 and accounting officer)